Document and Entity Information	Aug. 31, 2022
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 06, 2023
Document Effective Date	Jun. 06, 2023
Prospectus Date	Dec. 16, 2022
Invesco Russell 1000(R) Dynamic Multifactor ETF | Invesco Russell 1000(R) Dynamic Multifactor ETF
Prospectus:
Trading Symbol	OMFL